Non-Operating Income, net	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Non-Operating Income, net

Note 22. Non-Operating Income, net

Non-operating income (net) on our consolidated statement of operations amounted to $13,877 and $12,235, for the years ended December 31, 2015 and 2014, respectively. Included within these amounts there were net gains from foreign currency transactions amounting to $10,059 and $10,790, for the years ended December 31, 2015 and 2014, respectively.